Other Tax Receivables - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Current Receivables [line items]
Financial result	R$ (1,983,996)	R$ (1,967,623)	R$ (1,598,422)
Cosan S.A. [member] | PIS and COFINS [member]
Trade and Other Current Receivables [line items]
Tax benefit from federal tax authorities	75,699
Other income	28,141
Financial result	R$ 43,859